UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

The following Form N-Q relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.5%	Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense--1.4%
B/E Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	2,900,000		3,222,625
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	4,450,000	b	5,139,750
CPI International,
Gtd. Notes	8.00	2/15/18	3,410,000		3,563,450
Kratos Defense & Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	2,280,000		2,519,400
TransDigm,
Gtd. Notes	5.50	10/15/20	1,675,000	b	1,754,562
TransDigm,
Gtd. Notes	7.75	12/15/18	4,245,000		4,680,112
					20,879,899
Automotive--2.7%
Chrysler Group,
Scd. Notes	8.00	6/15/19	3,250,000		3,579,062
Chrysler Group,
Scd. Notes	8.25	6/15/21	8,810,000	c	9,878,212
Goodyear Tire & Rubber,
Gtd. Notes	6.50	3/1/21	2,400,000		2,487,000
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	4,025,000		4,472,781
Jaguar Land Rover,
Gtd. Notes	5.63	2/1/23	1,800,000	b,c	1,878,750
Lear,
Gtd. Notes	7.88	3/15/18	1,883,000		2,052,470
Lear,
Gtd. Notes	8.13	3/15/20	1,506,000		1,686,720
Schaeffler Finance,

Sr. Scd. Notes		7.75	2/15/17	1,110,000	b	1,255,687
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	1,000,000		1,134,380
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	5,503,000	b,c	6,287,178
Titan International,
Sr. Scd. Notes		7.88	10/1/17	2,580,000	b	2,789,625
UCI International,
Gtd. Notes		8.63	2/15/19	2,235,000		2,324,400
						39,826,265
Banking--3.3%
Bank of America,
Jr. Sub. Cap. Secs., Ser. K		8.00	12/29/49	4,195,000	d	4,735,975
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	7,600,000	d	7,048,111
BNP Paribas,
Jr. Sub. Notes		5.19	6/29/49	3,435,000 b,c,d		3,314,775
Citigroup,
Jr. Sub. Notes		5.95	12/29/49	2,640,000	d	2,742,300
HBOS Capital Funding,
Bank Gtd. Bonds		6.07	6/29/49	6,131,000	b,d	5,510,236
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,610,000	d	4,744,067
Lloyds TSB Bank,
Sub. Notes	EUR	11.88	12/16/21	2,220,000	d	3,512,928
RBS Capital Trust III,
Bank Gtd. Notes		5.51	9/29/49	9,380,000	d	7,457,100
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,860,000	d	6,770,445
Royal Bank Scotland Group,
Sub. Notes		6.13	12/15/22	1,805,000		1,873,733
						47,709,670
Building Materials--1.4%
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	3,130,000	b	3,427,350
Cemex SAB de CV,

Sr. Scd. Notes	9.50	6/15/18	2,060,000	b,c	2,405,050
Gibraltar Industries,
Gtd. Notes	6.25	2/1/21	1,975,000	b,c	2,103,375
Nortek,
Gtd. Notes	8.50	4/15/21	760,000		847,400
Nortek,
Gtd. Notes	8.50	4/15/21	4,440,000	b	4,939,500
Ply Gem Industries,
Sr. Scd. Notes	8.25	2/15/18	2,085,000	c	2,280,469
Roofing Supply Group,
Gtd. Notes	10.00	6/1/20	3,665,000	b	4,159,775
					20,162,919
Chemicals--3.1%
Hexion U.S. Finance/Nova Scotia,
Scd. Notes	9.00	11/15/20	3,865,000		3,691,075
Huntsman International,
Gtd. Notes	8.63	3/15/20	4,500,000		5,051,250
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	1,225,000	b	1,339,844
INEOS Finance,
Sr. Scd. Bonds	8.38	2/15/19	3,240,000	b	3,596,400
INEOS Group Holdings,
Scd. Notes	8.50	2/15/16	5,625,000	b,c	5,737,500
OXEA Finance,
Sr. Scd. Notes	9.50	7/15/17	4,185,000	b	4,572,112
PolyOne,
Sr. Unscd. Notes	7.38	9/15/20	5,115,000		5,677,650
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	4,005,000	b	4,190,231
Tronox Finance,
Gtd. Notes	6.38	8/15/20	4,260,000	b	4,148,175
US Coat Acquisition/Flash Dutch 2,
Gtd. Notes	7.38	5/1/21	6,970,000	b	7,362,062
					45,366,299
Construction Machinery--1.8%
Ashtead Capital,

Scd. Notes	6.50	7/15/22	5,190,000	b	5,663,587
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	5,225,000	b	5,773,625
Manitowoc,
Gtd. Notes	8.50	11/1/20	4,430,000		5,028,050
Manitowoc,
Gtd. Notes	9.50	2/15/18	1,240,000	c	1,373,300
United Rentals North America,
Gtd. Notes	7.38	5/15/20	5,170,000		5,764,550
United Rentals North America,
Gtd. Notes	9.25	12/15/19	2,715,000		3,108,675
					26,711,787
Consumer Cyclical Services--3.1%
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	6,863,000	b	7,497,827
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000	b	4,855,012
Goodman Networks,
Sr. Scd. Notes	13.13	7/1/18	2,725,000	b,d	3,038,375
Mobile Mini,
Gtd. Notes	7.88	12/1/20	5,800,000		6,481,500
QVC,
Sr. Scd. Notes	7.38	10/15/20	2,435,000	b	2,697,612
Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	b	6,249,600
ServiceMaster,
Gtd. Notes	8.00	2/15/20	1,135,000		1,222,963
West,
Gtd. Notes	7.88	1/15/19	3,250,000		3,477,500
West,
Gtd. Notes	8.63	10/1/18	9,615,000		10,480,350
					46,000,739
Consumer Products--1.3%
Albea Beauty Holdings,
Sr. Scd. Notes	8.38	11/1/19	5,465,000	b	5,847,550
Good Sam Enterprises,

Sr. Scd. Notes	11.50	12/1/16	4,695,000		5,029,519
Libbey Glass,
Sr. Scd. Notes	6.88	5/15/20	3,620,000		3,923,175
Mead Products/ACCO Brands,
Gtd. Notes	6.75	4/30/20	2,455,000	b,c	2,632,987
RSI Home Products,
Scd. Notes	6.88	3/1/18	1,345,000	b	1,371,900
					18,805,131
Distributors--.4%
Suburban Propane Partners,
Sr. Unscd. Notes	7.50	10/1/18	4,812,000		5,245,080
Diversified Manufacturing--1.9%
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,433,125
Griffon,
Gtd. Notes	7.13	4/1/18	6,080,000		6,596,800
RBS Global/Rexnord,
Gtd. Notes	8.50	5/1/18	4,145,000		4,564,681
Silver II Borrower/Silver II US
Holdings, Gtd. Notes	7.75	12/15/20	3,790,000	b	4,055,300
Trinseo Materials Operating,
Sr. Scd. Notes	8.75	2/1/19	5,415,000	b	5,374,387
					27,024,293
Electric--2.8%
AES,
Sr. Unscd. Notes	7.38	7/1/21	5,735,000	c	6,681,275
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000		4,508,587
Calpine,
Sr. Scd. Notes	7.50	2/15/21	5,166,000	b	5,695,515
Calpine,
Sr. Scd. Notes	7.88	1/15/23	4,747,000	b	5,292,905
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	6,675,000		7,893,187
NRG Energy,
Gtd. Notes	6.63	3/15/23	1,605,000	b	1,709,325

NRG Energy,
Gtd. Notes		7.63	5/15/19	5,575,000		6,048,875
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	2,430,000	b	3,348,523
						41,178,192
Energy--9.3%
Antero Resources Finance,
Gtd. Notes		7.25	8/1/19	4,125,000		4,491,094
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	4,685,000	b	5,165,212
Bristow Group,
Gtd. Notes		6.25	10/15/22	6,292,000		6,818,955
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	2,860,000		3,067,350
Chesapeake Energy,
Gtd. Notes		6.63	8/15/20	4,635,000		5,086,912
Continental Resources,
Gtd. Notes		5.00	9/15/22	2,625,000		2,802,187
Continental Resources,
Gtd. Notes		7.13	4/1/21	3,160,000		3,594,500
Dresser-Rand Group,
Gtd. Notes		6.50	5/1/21	3,565,000		3,823,462
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	2,030,000	b	2,060,450
Edgen Murray,
Sr. Scd. Notes		8.75	11/1/20	5,645,000	b	5,884,912
EP Energy Finance,
Sr. Unscd. Notes		9.38	5/1/20	3,065,000		3,555,400
EP Energy/Everest Acquisition
Finance, Sr. Scd. Notes		6.88	5/1/19	3,670,000		4,037,000
EP Energy/Everest Acquisition
Finance, Gtd. Notes		7.75	9/1/22	1,625,000	c	1,803,750
Halcon Resources,
Gtd. Notes		8.88	5/15/21	3,185,000	b	3,447,763
Halcon Resources,
Gtd. Notes		9.75	7/15/20	4,595,000	b	5,100,450

Kodiak Oil & Gas,
Gtd. Notes	5.50	1/15/21	1,455,000	b	1,525,931
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	5,130,000		5,822,550
MEG Energy,
Gtd. Notes	6.50	3/15/21	4,715,000	b	5,045,050
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	5,385,000		5,802,338
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	5,635,000		5,902,663
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	1,165,000		1,275,675
Oasis Petroleum,
Gtd. Notes	6.88	1/15/23	2,330,000		2,574,650
Oasis Petroleum,
Gtd. Notes	7.25	2/1/19	5,680,000		6,191,200
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	5,955,000	b,c	6,342,075
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		799,013
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,544,825
Range Resources,
Gtd. Notes	5.00	8/15/22	3,170,000		3,249,250
Range Resources,
Gtd. Notes	5.00	3/15/23	3,475,000	b	3,561,875
Trinidad Drilling,
Sr. Unscd. Notes	7.88	1/15/19	5,025,000	b	5,477,250
Unit,
Gtd. Notes	6.63	5/15/21	8,750,000		9,209,375
Welltec,
Sr. Scd. Notes	8.00	2/1/19	5,885,000	b	6,458,788
					135,521,905
Entertainment--.7%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	4,685,000		5,428,744

Cinemark USA,
Gtd. Notes	7.38	6/15/21	4,200,000		4,714,500
					10,143,244
Environmental--.9%
ADS Waste Holdings,
Sr. Unscd. Notes	8.25	10/1/20	4,410,000	b	4,773,825
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	7,980,000		7,640,850
					12,414,675
Finance Companies--5.7%
Ally Financial,
Gtd. Notes	7.50	9/15/20	5,080,000		6,216,650
Ally Financial,
Gtd. Notes	8.00	11/1/31	6,835,000		8,680,450
Ally Financial,
Gtd. Notes	8.30	2/12/15	4,600,000		5,117,500
CBRE Services,
Gtd. Notes	5.00	3/15/23	2,225,000		2,261,156
CIT Group,
Sr. Unscd. Notes	5.50	2/15/19	9,900,000	b	10,914,750
FTI Consulting,
Gtd. Notes	6.75	10/1/20	4,705,000		5,116,688
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	2,825,000	d	2,860,313
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	4,065,000		4,359,713
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	7,840,000		9,623,600
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	3,531,000	d	4,029,754
International Lease Finance,
Sr. Unscd. Notes	8.63	1/15/22	2,545,000	c	3,251,238
International Lease Finance,
Sr. Unscd. Notes	8.88	9/1/17	2,350,000		2,837,625
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	7.38	10/1/17	5,355,000	b	5,622,750

Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	6,735,000	b	6,987,563
SLM,
Sr. Unscd. Notes		8.45	6/15/18	4,300,000		5,117,000
						82,996,750
Food & Beverages--1.9%
ARAMARK,
Sr. Unscd. Notes		5.75	3/15/20	4,285,000	b	4,402,838
Constellation Brands,
Gtd. Notes		6.00	5/1/22	2,590,000		2,842,525
Dean Foods,
Gtd. Notes		7.00	6/1/16	3,669,000		4,081,762
Del Monte,
Gtd. Notes		7.63	2/15/19	7,430,000		7,745,775
Michael Foods Group,
Gtd. Notes		9.75	7/15/18	2,410,000		2,693,175
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,525,000		6,070,594
						27,836,669
Gaming--3.2%
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	5,230,000		5,759,537
Boyd Acquisition,
Gtd. Notes		8.38	2/15/18	2,515,000	b	2,672,187
Boyd Gaming,
Gtd. Notes		9.00	7/1/20	1,265,000	b,c	1,321,925
Caesars Entertainment Operating,
Scd. Notes		10.00	12/15/18	1,840,000		1,262,700
Caesars Entertainment Operating,
Sr. Scd. Notes		11.25	6/1/17	3,605,000		3,852,844
Great Canadian Gaming,
Gtd. Notes	CAD	6.63	7/25/22	5,330,000	b	5,496,062
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	3,630,000		4,346,925
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	7,545,000		9,638,737

Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	3,215,000		3,649,025
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	2,580,000	c	2,847,675
ROC Finance,
Scd. Notes	12.13	9/1/18	2,550,000	b	2,970,750
Wynn Las Vegas,
First Mortgage Notes	7.75	8/15/20	2,860,000		3,221,075
					47,039,442
Health Care--7.7%
Biomet,
Gtd. Notes	6.50	8/1/20	1,840,000	b	1,959,600
Biomet,
Gtd. Notes	6.50	10/1/20	10,330,000	b	10,672,181
CDRT Holding,
Sr. Notes	9.25	10/1/17	4,395,000	b	4,581,787
CHS/Community Health System,
Sr. Scd. Notes	5.13	8/15/18	3,380,000		3,549,000
CHS/Community Health Systems,
Gtd. Notes	7.13	7/15/20	3,120,000		3,389,100
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	3,425,000		3,810,313
DaVita HealthCare Partners,
Gtd. Notes	5.75	8/15/22	685,000		714,969
DaVita HealthCare Partners,
Gtd. Notes	6.63	11/1/20	3,800,000		4,134,875
Emergency Medical Services,
Gtd. Notes	8.13	6/1/19	3,465,000		3,820,163
Fresenius Medical Care US Finance
II, Gtd. Notes	5.63	7/31/19	1,275,000	b	1,405,688
Fresenius Medical Care US Finance,
Gtd. Notes	6.50	9/15/18	3,610,000	b	4,133,450
HCA Holdings,
Sr. Unscd. Notes	6.25	2/15/21	2,150,000		2,297,813
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	7,595,000	c	8,482,666

HCA,
Sr. Scd. Notes		4.75	5/1/23	3,370,000		3,361,575
HCA,
Sr. Scd. Notes		7.25	9/15/20	8,310,000		9,213,713
Health Management Associates,
Sr. Scd. Notes		6.13	4/15/16	1,120,000		1,234,800
Health Management Associates,
Gtd. Notes		7.38	1/15/20	1,315,000		1,449,788
HealthSouth,
Gtd. Notes		7.75	9/15/22	2,378,000		2,597,965
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	3,845,000		4,061,281
IMS Health,
Sr. Unscd. Notes		6.00	11/1/20	2,140,000	b	2,236,300
Labco,
Sr. Scd. Notes	EUR	8.50	1/15/18	2,205,000		3,017,276
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	7,095,000	b	8,035,087
STHI Holding,
Scd. Notes		8.00	3/15/18	2,175,000	b	2,387,062
Tenet Healthcare,
Sr. Scd. Notes		4.50	4/1/21	2,150,000	b	2,112,375
Tenet Healthcare,
Sr. Scd. Notes		6.25	11/1/18	6,410,000		7,139,138
Tenet Healthcare,
Sr. Scd. Notes		8.88	7/1/19	460,000		518,650
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	4,185,000		4,760,437
VPI Escrow,
Gtd. Notes		6.38	10/15/20	2,295,000	b	2,429,831
VWR Funding,
Gtd. Notes		7.25	9/15/17	5,270,000	b	5,605,963
						113,112,846
Home Construction--2.2%
Ashton Woods USA/Finance,
Unscd. Notes		6.88	2/15/21	1,275,000	b	1,297,313

Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	5,435,000	b	5,842,625
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	5,615,000		6,330,913
Standard Pacific,
Gtd. Notes		8.38	5/15/18	4,970,000		5,877,025
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	7,385,000	b	7,957,338
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	3,730,000	b	4,084,350
						31,389,564
Industrial Services--2.8%
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000		2,847,062
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	3,440,000	b	3,577,600
Hillman Group,
Gtd. Notes		10.88	6/1/18	3,165,000		3,497,325
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	4,355,000	b	4,844,937
Mueller Water Products,
Gtd. Notes		7.38	6/1/17	3,225,000		3,333,844
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,808,236		2,065,910
Rexel,
Gtd. Notes		6.13	12/15/19	6,030,000	b	6,376,725
Weekley Homes,
Sr. Unscd. Notes		6.00	2/1/23	2,655,000	b	2,747,925
WireCo WorldGroup,
Gtd. Notes		9.50	5/15/17	8,000,000		8,400,000
Zachry Holdings,
Sr. Notes		7.50	2/1/20	3,240,000	b	3,426,300
						41,117,628
Insurance--1.2%
Hub International,
Gtd. Notes		8.13	10/15/18	7,405,000	b	7,830,787

Onex USI Acquisition,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	b	7,923,987
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	2,000,000	b,d	2,150,000
						17,904,774
Lodging--.4%
Host Hotels & Resorts,
Sr. Unscd. Notes		6.00	10/1/21	2,590,000		3,007,638
Royal Caribbean Cruises,
Sr. Unscd. Notes		5.25	11/15/22	2,755,000		2,803,213
						5,810,851
Media Cable--4.4%
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	2,545,000		2,875,850
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,848,950
CCO Holdings,
Gtd. Notes		5.75	9/1/23	4,225,000	b	4,256,687
CCO Holdings,
Gtd. Notes		6.63	1/31/22	1,835,000		1,977,212
CCO Holdings,
Gtd. Notes		7.38	6/1/20	2,525,000		2,812,219
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	7,540,000	b	7,860,450
DISH DBS,
Sr. Unscd. Notes		5.00	3/15/23	6,975,000	b	6,896,531
DISH DBS,
Gtd. Notes		7.13	2/1/16	5,040,000		5,625,900
Nara Cable Funding,
Sr. Scd. Notes		8.88	12/1/18	4,320,000	b	4,546,800
Ono Finance II,
Gtd. Notes		10.88	7/15/19	3,465,000	b,c	3,603,600
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	6,600,000	b	7,251,750
Unitymedia,
Gtd. Notes	EUR	9.63	12/1/19	3,375,000		4,835,025

UPCB Finance V,
Sr. Scd. Notes	7.25	11/15/21	3,790,000	b	4,206,900
Videotron,
Gtd. Notes	5.00	7/15/22	4,750,000		4,845,000
					64,442,874
Media Non-Cable--5.7%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	5,505,000		5,986,687
AMC Networks,
Gtd. Notes	7.75	7/15/21	3,195,000		3,634,312
Clear Channel Communications,
Sr. Scd. Notes	9.00	12/15/19	2,495,000	b	2,410,794
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	2,225,000	c	1,729,937
Clear Channel Worldwide Holdings,
Gtd. Notes	6.50	11/15/22	1,220,000	b	1,277,950
Clear Channel Worldwide Holdings,
Gtd. Notes	6.50	11/15/22	2,500,000	b	2,650,000
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A	7.63	3/15/20	625,000		649,219
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	5,055,000		5,301,431
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	5,025,000	c	5,188,312
Gray Television,
Gtd. Notes	7.50	10/1/20	4,410,000	c	4,729,725
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	7,195,000		8,265,256
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	8,835,000		9,740,588
Intelsat Luxembourg,
Sr. Unscd. Notes	7.75	6/1/21	6,040,000	b	6,160,800
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	9,650,000		10,289,313
LIN Television,
Gtd. Notes	6.38	1/15/21	2,185,000	b	2,337,950

Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	3,975,000	b	4,213,500
Nexstar/Mission Broadcasting,
Scd. Notes	8.88	4/15/17	523,000		577,915
Sinclair Television Group,
Sr. Unscd. Notes	6.13	10/1/22	3,270,000	b,c	3,441,675
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000	b	4,229,794
					82,815,158
Metals & Mining--5.0%
Alpha Natural Resources,
Gtd. Notes	9.75	4/15/18	3,440,000	c	3,706,600
American Gilsonite,
Sr. Scd. Notes	11.50	9/1/17	4,615,000	b	4,926,513
ArcelorMittal,
Sr. Unscd. Notes	5.00	2/25/17	3,230,000	c,d	3,383,180
ArcelorMittal,
Sr. Unscd. Notes	5.75	8/5/20	1,850,000	d	1,954,673
ArcelorMittal,
Sr. Unscd. Notes	6.00	3/1/21	465,000	d	489,652
ArcelorMittal,
Sr. Unscd. Notes	6.75	2/25/22	1,505,000	c,d	1,647,540
ArcelorMittal,
Sr. Unscd. Notes	7.25	3/1/41	1,165,000	d	1,162,623
ArcelorMittal,
Sr. Unscd. Bonds	10.35	6/1/19	8,717,000	d	11,020,912
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	b	5,927,800
FMG Resources (August 2006),
Gtd. Notes	6.88	4/1/22	3,050,000	b,c	3,206,312
FMG Resources (August 2006),
Gtd. Notes	8.25	11/1/19	5,905,000	b,c	6,399,544
Global Brass & Copper,
Sr. Scd. Notes	9.50	6/1/19	2,745,000	b	3,053,812
JMC Steel Group,
Sr. Notes	8.25	3/15/18	6,035,000	b	6,427,275

Rain CII Carbon,
Sr. Scd. Notes		8.25	1/15/21	8,190,000	b	8,886,150
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	1,585,000	b	1,737,556
Severstal Columbus,
Sr. Scd. Notes		10.25	2/15/18	7,000,000		7,612,500
Steel Dynamics,
Sr. Unscd. Notes		5.25	4/15/23	1,235,000	b	1,255,069
						72,797,711
Packaging--4.6%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,299,350
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	5,136,507	b	5,624,475
Ardagh Packaging Finance,
Sr. Unscd. Notes		7.00	11/15/20	1,250,000	b	1,287,500
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	5,450,000	b	5,995,000
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,080,000	b	2,303,600
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	2,000,000	c	2,781,623
Beverage Packaging Holdings
Luxembourg II, Scd. Notes	EUR	8.00	12/15/16	950,000		1,223,850
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	4,075,000	b	4,406,094
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,677,500
Consolidated Container,
Gtd. Notes		10.13	7/15/20	4,410,000	b	4,851,000
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	3,240,000	b	3,726,000
Reynolds Group,
Sr. Scd. Notes		7.88	8/15/19	6,205,000		6,872,038
Reynolds Group,
Gtd. Notes		8.50	5/15/18	8,850,000	d	9,347,813

Reynolds Group,
Gtd. Notes	9.88	8/15/19	3,510,000		3,856,613
Sealed Air,
Gtd. Notes	8.13	9/15/19	6,870,000	b	7,806,038
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,095,000	b	1,259,250
					67,317,744
Paper--.6%
Ainsworth Lumber,
Sr. Scd. Notes	7.50	12/15/17	1,585,000	b	1,733,594
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	2,195,000	b,c	2,436,450
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	895,000	b	996,806
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	4.88	9/15/18	4,119,000	b	4,221,975
					9,388,825
Pipelines--1.0%
El Paso,
Gtd. Notes	6.50	9/15/20	3,524,000		3,910,946
El Paso,
Gtd. Notes	7.80	8/1/31	1,665,000		1,859,111
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000	b	3,661,688
MarkWest Energy Partners,
Gtd. Notes	6.25	6/15/22	1,106,000		1,197,245
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	3,940,000		4,334,000
					14,962,990
Retailers--1.0%
J.Crew Group,
Gtd. Notes	8.13	3/1/19	4,395,000		4,746,600
Rite Aid,
Gtd. Notes	9.50	6/15/17	9,229,000		9,690,450
					14,437,050
Technology--5.5%

Cardtronics,
Gtd. Notes	8.25	9/1/18	6,030,000	6,633,000
CDW Finance,
Sr. Scd. Notes	8.00	12/15/18	4,890,000d	5,476,800
CDW Finance,
Gtd. Notes	8.50	4/1/19	1,714,000	1,921,823
Ceridian,
Sr. Scd. Notes	8.88	7/15/19	2,050,000b	2,395,937
Ceridian,
Sr. Unscd. Notes	11.00	3/15/21	1,345,000b	1,449,238
Ceridian,
Gtd. Notes	12.25	11/15/15	4,681,490	4,862,898
CommScope,
Gtd. Notes	8.25	1/15/19	7,415,000b	8,082,350
Epicor Software,
Gtd. Notes	8.63	5/1/19	4,410,000	4,795,875
Equinix,
Sr. Unscd. Notes	5.38	4/1/23	4,365,000	4,441,387
Equinix,
Sr. Unscd. Notes	7.00	7/15/21	200,000	222,750
First Data,
Sr. Scd. Notes	6.75	11/1/20	680,000b	712,300
First Data,
Sr. Scd. Notes	7.38	6/15/19	2,795,000b	2,987,156
First Data,
Scd. Notes	8.25	1/15/21	4,479,000b	4,680,555
First Data,
Scd. Notes	8.75	1/15/22	3,000,000b	3,187,500
First Data,
Gtd. Notes	9.88	9/24/15	258,000	267,030
First Data,
Gtd. Notes	9.88	9/24/15	1,670,000c	1,728,450
First Data,
Sr. Unscd. Notes	10.63	6/15/21	2,070,000b	2,103,637
First Data,
Gtd. Notes	11.25	1/15/21	4,860,000b,c	5,078,700

Infor US,
Gtd. Notes		9.38	4/1/19	2,905,000		3,308,069
Infor US,
Gtd. Notes	EUR	10.00	4/1/19	2,540,000	b	3,671,038
Interactive Data,
Gtd. Notes		10.25	8/1/18	3,995,000		4,534,325
Sophia,
Gtd. Notes		9.75	1/15/19	1,690,000	b	1,892,800
SunGard Data Systems,
Gtd. Notes		7.38	11/15/18	3,010,000		3,235,750
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000		3,233,800
						80,903,168
Transportation Services--1.5%
American Petroleum Tankers Parent,
Sr. Scd. Notes		10.25	5/1/15	4,287,000		4,447,762
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		7,057,375
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	1,440,000		1,439,100
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	2,005,000	c	2,057,631
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,525,000	b	1,647,000
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	3,015,000	c	3,256,200
Watco Companies,
Gtd. Notes		6.38	4/1/23	1,925,000	b	1,989,969
						21,895,037
Wireless Communications--3.8%
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	5,575,000	b	5,937,375
Digicel Group,
Sr. Unscd. Notes		10.50	4/15/18	1,408,000	b	1,580,480
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	4,975,000	b,c	4,962,562

Digicel,
Sr. Unscd. Notes		8.25	9/1/17	2,955,000	b	3,154,462
Eileme 2 AB,
Sr. Scd. Notes		11.63	1/31/20	6,085,000	b	7,149,875
Lynx I,
Sr. Scd. Notes		5.38	4/15/21	1,375,000	b	1,436,875
Lynx II,
Sr. Unscd. Notes		6.38	4/15/23	1,005,000	b	1,057,762
Sprint Capital,
Gtd. Notes		6.88	11/15/28	2,000,000		2,055,000
Sprint Capital,
Gtd. Notes		8.75	3/15/32	3,180,000		3,808,050
Sprint Nextel,
Sr. Unscd. Notes		6.00	11/15/22	3,395,000		3,505,338
Sprint Nextel,
Gtd. Notes		7.00	3/1/20	3,870,000	b	4,518,225
Sprint Nextel,
Sr. Unscd. Notes		7.00	8/15/20	1,655,000		1,828,775
Sprint Nextel,
Gtd. Notes		9.00	11/15/18	5,185,000	b	6,422,919
Sprint Nextel,
Sr. Unscd. Notes		11.50	11/15/21	2,525,000		3,544,469
Wind Acquisition Finance,
Sr. Scd. Notes		7.25	2/15/18	3,215,000	b	3,363,694
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	645,000	b	686,925
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	715,000	c	971,517
						55,984,303
Wireline Communications--2.2%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	3,780,000	c	3,870,603
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	4,185,000		4,373,325
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,225,000		1,353,625

Level 3 Financing,
Gtd. Notes	8.63	7/15/20	8,100,000		9,061,875
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	4,990,000	b	5,663,650
Windstream,
Gtd. Notes	7.75	10/15/20	7,820,000		8,523,800
					32,846,878
Total Bonds and Notes
(cost $1,298,635,329)					1,381,990,360

Preferred Stocks--.3%			Shares		Value ($)
Finance Companies
GMAC Capital Trust I,
Ser. 2, Cum. $2.03
(cost $4,475,208)			172,552	[d]	4,693,414

Other Investment--4.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $58,270,579)			58,270,579	[e]	58,270,579
Investment of Cash Collateral for
Securities Loaned--5.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $76,603,006)			76,603,006	[e]	76,603,006
Total Investments (cost $1,437,984,122)			104.0%		1,521,557,359
Liabilities, Less Cash and Receivables			(4.0%)		(58,469,273)
Net Assets			100.0%		1,463,088,086

a	Principal amount stated in U.S. Dollars unless otherwise noted.
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013,

these securities were valued at $589,155,250 or 40.3% of net assets.
c	Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $73,428,649 and the value of the collateral held by the fund was $77,204,064, consisting of cash collateral of $76,603,006 and
U.S. Government & Agency securities valued at $601,058.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $83,573,237 of which $85,124,205 related to appreciated investment securities and $1,550,968 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	94.5
Money Market Investments	9.2
Preferred Stocks	.3
104.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring
4/30/2013	a	2,870,000	4,371,727	4,360,039	11,688

Canadian Dollar,
Expiring
4/30/2013	b	5,410,000	5,285,732	5,321,786	(36,054)

Euro,
Expiring:
4/30/2013	a	7,490,000	9,728,544	9,603,155	125,389
4/30/2013	b	2,860,000	3,714,168	3,666,892	47,276
4/30/2013	c	3,950,000	5,129,549	5,064,414	65,135
4/30/2013	d	3,180,000	4,129,230	4,077,174	52,056
4/30/2013	e	8,090,000	10,507,332	10,372,433	134,899

Gross Unrealized Appreciation					436,443
Gross Unrealized Depreciation					(36,054)

Counterparties:

a	Goldman Sachs
b	Credit Suisse First Boston
c	Commonwealth Bank of Australia
d	Deutsche Bank
e	Morgan Stanley

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,381,990,360	-	1,381,990,360
Mutual Funds	134,873,585	-	-	134,873,585
Preferred Stocks+	-	4,693,414	-	4,693,414
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	436,443	-	436,443
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(36,054)	-	(36,054)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)